UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland November 2, 2010

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	43

Form 13F Information Table Value Total:	105066

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     306      120 SH       SOLE                      120
American Express Co.           COM              025816109     3121    74265 SH       SOLE                    74265
Amgen Inc.                     COM              031162100     1558    28270 SH       SOLE                    28270
Apple Inc.                     COM              037833100     5690    20054 SH       SOLE                    20054
Applied Materials Inc.         COM              038222105     1155    98850 SH       SOLE                    98850
Bank of America Corp           COM              060505104     1478   112801 SH       SOLE                   112801
Bristol-Myers Squibb Co.       COM              110122108     2604    96058 SH       SOLE                    96058
Capital One Financial Corp.    COM              14040H105      297     7520 SH       SOLE                     7520
Caterpillar Inc                COM              149123101      279     3545 SH       SOLE                     3545
Cisco Systems Inc.             COM              17275R102     2150    98175 SH       SOLE                    98175
Citigroup, Inc.                COM              172967101      793   202700 SH       SOLE                   202700
Costco Wholesale Corp          COM              22160K105     3837    59500 SH       SOLE                    59500
Deere & Company                COM              244199105      349     5000 SH       SOLE                     5000
Discover Financial Services    COM              254709108     2570   154050 SH       SOLE                   154050
DuPont de Nemours & Co.        COM              263534109     2571    57625 SH       SOLE                    57625
EMC Corporation                COM              268648102     4240   208760 SH       SOLE                   208760
Energy Transfer Partners LP    COM              29273R109     2199    45550 SH       SOLE                    45550
Exxon Mobil Corporation        COM              30231G102     3128    50619 SH       SOLE                    50619
Flextronics International Ltd. COM              Y2573F102     2973   492185 SH       SOLE                   492185
General Electric Co            COM              369604103     2749   169177 SH       SOLE                   169177
Hartford Financial Services    COM              416515104     3290   143344 SH       SOLE                   143344
Honeywell Intl Inc             COM              438516106     3176    72274 SH       SOLE                    72274
IBM Corp                       COM              459200101     5922    44150 SH       SOLE                    44150
Intel Corporation              COM              458140100     3762   195944 SH       SOLE                   195944
JPMorgan Chase & Co            COM              46625H100     2877    75579 SH       SOLE                    75579
Legg Mason Inc.                COM              524901105     3222   106315 SH       SOLE                   106315
Lowes Companies Inc.           COM              548661107     3128   140313 SH       SOLE                   140313
Micron Technology Inc          COM              595112103      982   136160 SH       SOLE                   136160
Microsoft Corporation          COM              594918104     2891   118063 SH       SOLE                   118063
Motorola Inc.                  COM              620076109      883   103517 SH       SOLE                   103517
Nokia Corporation              COM              654902204      885    88200 SH       SOLE                    88200
Pfizer Inc.                    COM              717081103     2442   142236 SH       SOLE                   142236
Seagate Technology             COM              G7945M107      995    84510 SH       SOLE                    84510
Telkonet, Inc.                 COM              879604106      324  1752200 SH       SOLE                  1752200
Teva Pharmaceutical            COM              881624209     3112    58999 SH       SOLE                    58999
Texas Instruments, Inc.        COM              882508104     3353   123550 SH       SOLE                   123550
Tractor Supply Co.             COM              892356106     3337    84150 SH       SOLE                    84150
Verizon Communications, Inc.   COM              92343V104     4018   123290 SH       SOLE                   123290
Wells Fargo & Co               COM              949746101     2397    95457 SH       SOLE                    95457
Windstream Corporation         COM              97381W104     2681   218200 SH       SOLE                   218200
Wyndham Worldwide Corp         COM              98310W108     3848   140065 SH       SOLE                   140065
eBay Inc.                      COM              278642103     3493   143175 SH       SOLE                   143175
Storage Computer Corp.                          86211A101        0   114275 SH       SOLE                   114275